Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Borrowings [Line Items]
Short-term borrowings	2.77%	1.97%
Long-term borrowings	3.19%	3.09%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	3.77%	3.73%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.74%	2.90%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.99%	1.05%